Debt - Schedule of Senior Secured Notes (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 19, 2020 USD ($)	Sep. 16, 2019 EUR (€)	Jun. 20, 2019 EUR (€)
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt	$ 10,000,000
Senior Notes
Debt Instrument [Line Items]
Principal	5,393,000,000			$ 6,851,000,000
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023
Debt Instrument [Line Items]
Principal	$ 61,000,000			61,000,000
Effective interest rate (as a percent)	5.47%	5.47%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023 | Debt Instrument, Redemption, Period 7
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 5.350% Senior Secured U.S. Dollar Notes due October 2023 | Debt Instrument, Redemption, Period 8
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024
Debt Instrument [Line Items]
Principal	$ 566,000,000	€ 500		614,000,000
Effective interest rate (as a percent)	3.68%	3.68%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due July 2024 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025
Debt Instrument [Line Items]
Principal	$ 1,100,000,000			1,100,000,000
Effective interest rate (as a percent)	6.71%	6.71%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026
Debt Instrument [Line Items]
Principal	$ 750,000,000		$ 750,000,000
Effective interest rate (as a percent)	4.34%	4.34%
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal	$ 849,000,000	€ 750		920,000,000			€ 750
Effective interest rate (as a percent)	3.65%	3.65%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027
Debt Instrument [Line Items]
Principal	$ 750,000,000			750,000,000
Effective interest rate (as a percent)	6.41%	6.41%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal	$ 566,000,000	€ 500		614,000,000		€ 500
Effective interest rate (as a percent)	2.50%	2.50%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Principal	$ 750,000,000	€ 750		$ 750,000,000	$ 750,000,000
Effective interest rate (as a percent)	5.39%	5.39%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
Senior Notes | 5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%